Debt - Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	$ 5,595,522	$ 3,574,282